DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES (Tables)	12 Months Ended
Dec. 31, 2014
DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES [Abstract]
Derivative Instruments
Liabilities arising from outstanding derivative positions are included in the accompanying consolidated balance sheets as other liabilities, as follows:

	At December 31, 2014
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$609	$162
Interest rate swaps (cash flow hedge)	327	245
	$936	$407

	At December 31, 2013
	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$725	$637
Interest rate swaps (cash flow hedge)	385	464
	$1,110	$1,101